Northern Lights Fund Trust III

CP High Yield Trend ETF

Incorporated herein by reference is the definitive version of the Prospectus for the CP High Yield Trend ETF filed pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on January 24, 2020, (SEC Accession 0001580642-20-000356).